Goodwill and Other Intangible Assets	3 Months Ended
Mar. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

Note 6. Goodwill and Other Intangible Assets

      Goodwill

Changes in the carrying amount of the Company’s goodwill during the three months ended March 31, 2022 were as follows:

U.S. $ in thousands

Goodwill as of January 1, 2022	$65,144
Foreign currency translation adjustments	(55)
Goodwill as of March 31, 2022	$65,089

      Other Intangible Assets

Other intangible assets consisted of the following:

	March 31, 2022			December 31, 2021
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$406,371	$(285,972)	$120,399	$406,578	$(279,037)	$127,541
Patents	16,655	(8,823)	7,832	16,220	(8,503)	7,717
Trademarks and trade names	26,062	(22,522)	3,540	26,055	(22,241)	3,814
Customer relationships	100,619	(89,073)	11,546	100,731	(87,559)	13,172
Capitalized software development costs	7,066	(7,066)	-	7,410	(7,410)	-
	$556,773	$(413,456)	$143,317	$556,994	$(404,750)	$152,244

Amortization expenses relating to intangible assets for the three-month period ended March 31, 2022 and 2021 were approximately $9.2 million and $7.5 million, respectively.

As of March 31, 2022, the estimated amortization expenses relating to intangible assets for each of the following future periods were as follows:

Estimated
amortization expense
(U.S. $ in thousands)
Remaining 9 months of 2022	$27,706
2023	22,164
2024	18,256
2025	15,662
2026	15,591
2027 and thereafter	43,938
Total	$143,317